STOCKHOLDERS' EQUITY DEFICIT - Warrants (Details) - $ / shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2019
Class of Warrant or Right [Line Items]
Exercise price per warrant (in dollars per share)			$ 1.47
Warrant Or Right Outstanding [Roll Forward]
Warrants outstanding, beginning balance (in shares)	199	2,247
Warrants Issued (in shares)	0	0
Warrants Exercised (in shares)	0	(2,048)
Warrants Cancelled (in shares)	0	0
Warrants outstanding, ending balance (in shares)	199	199
Warrants, Expiring June 2020
Class of Warrant or Right [Line Items]
Exercise price per warrant (in dollars per share)		$ 1.47
Warrant Or Right Outstanding [Roll Forward]
Warrants outstanding, beginning balance (in shares)	0	0
Warrants Issued (in shares)		0
Warrants Exercised (in shares)		0
Warrants Cancelled (in shares)		0
Warrants outstanding, ending balance (in shares)		0
Warrants, Expiring March 2023
Class of Warrant or Right [Line Items]
Exercise price per warrant (in dollars per share)	$ 0.55	$ 0.55
Warrant Or Right Outstanding [Roll Forward]
Warrants outstanding, beginning balance (in shares)	132	1,705
Warrants Issued (in shares)	0	0
Warrants Exercised (in shares)	0	(1,573)
Warrants Cancelled (in shares)	0	0
Warrants outstanding, ending balance (in shares)	132	132
Warrants, Expiring November 2022
Class of Warrant or Right [Line Items]
Exercise price per warrant (in dollars per share)	$ 0.55	$ 0.55
Warrant Or Right Outstanding [Roll Forward]
Warrants outstanding, beginning balance (in shares)	12	487
Warrants Issued (in shares)	0	0
Warrants Exercised (in shares)	0	(475)
Warrants Cancelled (in shares)	0	0
Warrants outstanding, ending balance (in shares)	12	12
Warrants, Expiring November 2024, Issued May 2015
Class of Warrant or Right [Line Items]
Exercise price per warrant (in dollars per share)	$ 11.83	$ 11.83
Warrant Or Right Outstanding [Roll Forward]
Warrants outstanding, beginning balance (in shares)	28	28
Warrants Issued (in shares)	0	0
Warrants Exercised (in shares)	0	0
Warrants Cancelled (in shares)	0	0
Warrants outstanding, ending balance (in shares)	28	28
Warrants, Expiring November 2024, Issued November 2014
Class of Warrant or Right [Line Items]
Exercise price per warrant (in dollars per share)	$ 11.04	$ 11.04
Warrant Or Right Outstanding [Roll Forward]
Warrants outstanding, beginning balance (in shares)	27	27
Warrants Issued (in shares)	0	0
Warrants Exercised (in shares)	0	0
Warrants Cancelled (in shares)	0	0
Warrants outstanding, ending balance (in shares)	27	27